Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of income tax expense

	12.31.25	12.31.24	12.31.23
Deferred tax	60,888	100,817	(268,890)
Current tax	(116,903)	-	-
Difference between provision and tax return	3,919	2,907	(1,223)
Income tax (expense) benefit	(52,096)	103,724	(270,113)

Schedule of analysis of deferred tax assets and liabilities

	12.31.24	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity	12.31.25
Deferred tax assets
Tax loss carryforward	19,336	(4,637)	(14,699)	-	-
Trade receivables and other receivables	6,065	(1,455)	5,540	-	10,150
Salaries and social security taxes payable	9,746	(2,337)	3,478	-	10,887
Tax liabilities	254	(61)	(79)	-	114
Provisions	13,671	(3,279)	6,620	-	17,012
Deferred tax asset	49,072	(11,769)	860	-	38,163

Deferred tax liabilities:
Property, plant and equipment	(825,162)	197,895	(152,057)	-	(779,324)
Trade payables and other payables	(20,755)	4,978	13,622	-	(2,155)
Benefit plans	(678)	163	(1)	(616)	(1,132)
Financial assets at fair value through profit or loss	(44,195)	10,599	(54,465)	-	(88,061)
Borrowings	(6,952)	1,667	(2,793)	-	(8,078)
Tax inflation adjustment	(56,108)	13,456	42,652	-	-
Deferred tax liability	(953,850)	228,758	(153,042)	(616)	(878,750)

Net deferred tax liability	(904,778)	216,989	(152,182)	(616)	(840,587)

	12.31.23	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity	12.31.24
Deferred tax assets
Tax loss carryforward	75,856	(41,022)	(15,498)	-	19,336
Trade receivables and other receivables	6,973	(3,772)	2,864	-	6,065
Salaries and social security taxes payable	5,695	(3,080)	7,164	(33)	9,746
Tax liabilities	299	(162)	117	-	254
Provisions	12,862	(6,955)	7,764	-	13,671
Deferred tax asset	101,685	(54,991)	2,411	(33)	49,072

Deferred tax liabilities:
Property, plant and equipment	(809,573)	437,807	(453,396)	-	(825,162)
Trade payables and other payables	20,015	(10,824)	(29,946)	-	(20,755)
Benefit plans	2,027	(1,096)	-	(1,609)	(678)
Financial assets at fair value through profit or loss	(49,393)	26,711	(21,513)	-	(44,195)
Borrowings	(37)	20	(6,935)	-	(6,952)
Tax inflation adjustment	(271,584)	146,869	68,607	-	(56,108)
Deferred tax liability	(1,108,545)	599,487	(443,183)	(1,609)	(953,850)

Net deferred tax liability	(1,006,860)	544,496	(440,772)	(1,642)	(904,778)

Schedule of reconciliation between the income tax expense recognized in profit or loss

	12.31.25	12.31.24	12.31.23
Income for the year before taxes	291,332	254,257	521,881
Applicable tax rate	35%	35%	35%
Result for the year at the tax rate	(101,966)	(88,990)	(182,658)
Gain on net monetary position	141,911	417,192	283,398
Adjustment effect on tax inflation	(95,566)	(227,248)	(369,523)
Non-taxable income	(393)	(137)	(107)
Difference between provision and tax return	3,918	2,907	(1,223)
Income tax (expense) benefit	(52,096)	103,724	(270,113)

Schedule of income tax payable, net of withholdings

	12.31.25	12.31.24
Current
Tax payable	116,903	-
Tax withholdings	(23,278)	-
Total current	93,625	-